Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Comparative transition period condensed financial information
The following table presents certain comparative transition period condensed financial information for the nine months ended December 31, 2012 and 2011, respectively.

	For the Nine Months Ended December 31,
	2012	2011
		(Unaudited)
Interest Income	$24,791,224	$29,577,248
Interest Expense	7,459,816	9,582,911
Net Interest Income	17,331,408	19,994,337
Provision For Loan Losses	1,975,000	6,700,000
Net Interest Income After Provision For Loan Losses	15,356,408	13,294,337
Non-Interest Income	4,364,854	5,327,218
General And Administrative Expenses	17,062,554	15,592,171
Income Before Income Taxes	2,658,708	3,029,384
Provision For Income Taxes	703,759	1,663,956
Net Income	1,954,949	1,365,428
Preferred Stock Dividends	330,000	330,000
Net Income Available To Common Shareholders	$1,624,949	$1,035,428

Net Income Per Common Share (Basic)	$0.55	$0.35
Net Income Per Common Share (Diluted)	$0.55	$0.35
Cash Dividend Per Share On Common Stock	$0.24	$0.24

Reconciliation of net income to net income available to common shareholders
The following tables provide a reconciliation of net income to net income available to common shareholders for the periods presented:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Earnings Available To Common Shareholders
Net Income	$1,954,949	$1,795,375	$1,842,913
Preferred Stock Dividends	330,000	440,000	666,453
Deemed Dividends On Preferred Stock From Net Accretion Of Preferred Stock	—	—	18,816
Net Income Available To Common Shareholders	$1,624,949	$1,355,375	$1,157,644

Effects of dilutive options and warrants on earnings per share
The following tables show the effects of dilutive options and warrants on the Company’s earnings per share for the year ended March 31, 2011:

	For the Year Ended March 31, 2011
	Income	Shares	Per Share Amounts
Basic EPS	$1,157,644	2,684,130	$0.43
Effect of Diluted Securities:
Mandatorily Redeemable Shares	—	78,694	(0.01)
Senior Convertible Debentures	—	—	—
Stock Options And Warrants	—	—	—
Diluted EPS	$1,157,644	2,762,824	$0.42